Income taxes - Recoverable and payable taxes (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current tax assets, current	$ 1,272	$ 862
Current tax assets, non-current	1,110	935
Current tax liabilities, current	470	2,177
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	261	217
Current tax assets, non-current	1	11
Current tax liabilities, current	46	162
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	690	520
Current tax assets, non-current	740	511
Current tax liabilities, current	35	12
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	309	113
Current tax assets, non-current	369	413
Current tax liabilities, current	221	1,861
Financial Compensation For Exploration Of Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities, current	54	59
Others [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	12	12
Current tax liabilities, current	$ 114	$ 83